Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Cash Flows (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Used in Operating Activities	$ 278,303	$ 270,662	$ 221,798
Cash Flows from Investing Activities:
Drillship options	0	0	(99,024)
Restricted cash	(10,595)	385,011	(335,898)
Net Cash Used in/ Provided by Investing Activities	(320,469)	(1,561,501)	(1,441,347)
Cash Flows from Financing Activities:
Capital contribution from DryShips	0	0	540,321
Net proceeds from the common stock issuance	0	0	488,301
Proceeds from credit facility	800,000	2,420,476	308,250
Payments of credit facility	(671,667)	(926,666)	(247,717)
Payment of financing fees	(19,679)	(47,800)	(8,094)
Net Cash Provided by Financing Activities	108,654	1,446,010	1,081,061
Net (decrease)/ increase in cash and cash equivalents	66,488	155,171	(138,488)
Cash and cash equivalents at beginning of years	250,878	95,707	234,195
Cash and cash equivalents at end of years	317,366	250,878	95,707
Ocean Rig UDW Inc.
Net Cash Used in Operating Activities	(59,992)	(28,728)	(753)
Cash Flows from Investing Activities:
Investments in subsidiaries	59,643	(846,731)	(583,498)
Drillship options	0	0	(99,024)
Restricted cash	0	302,011	(302,011)
Net Cash Used in/ Provided by Investing Activities	59,643	(544,720)	(984,533)
Cash Flows from Financing Activities:
Due to subsdiaries	0	334,996	(335,223)
Capital contribution from DryShips	0	0	583,498
Net proceeds from the common stock issuance	0	0	488,301
Proceeds from credit facility	0	500,000	300,000
Payments of credit facility	0	(300,000)	0
Payment of financing fees	0	(11,535)	0
Net Cash Provided by Financing Activities	0	523,461	1,036,576
Net (decrease)/ increase in cash and cash equivalents	(349)	(49,987)	51,290
Cash and cash equivalents at beginning of years	1,303	51,290	0
Cash and cash equivalents at end of years	$ 954	$ 1,303	$ 51,290